UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arience Capital Management, L.P.
           --------------------------------------------------
Address:   745 Fifth Avenue, 7th Floor
           --------------------------------------------------
           New York, NY 10151
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
           --------------------------------------------------
           By: Caryn Seidman-Becker, Managing Member
           --------------------------------------------------
Phone:     212-303-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker   New York, NY                    02/14/06
     ------------------------   ------------------------------  --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        42
                                               -------------

Form 13F Information Table Value Total:       $922,893
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                           Form 13F INFORMATION TABLE




              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER               TITLE OF CLASS IDENTIFIER (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ACTIVISION INC NEW                COM NEW        004930202   17,822 1,297,070           SOLE            1,297,070     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AGILENT TECHNOLOGIES INC          COM            00846U101   45,218 1,358,300           SOLE            1,358,300     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMAZON COM INC                    COM            023135106   29,035   615,800           SOLE              615,800     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMERICA MOVIL S A DE C V          SPON ADR L SHS 02364W105   37,225 1,272,200           SOLE            1,272,200     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMYLIN PHARMACEUTICALS INC        COM            032346108    7,086   177,500           SOLE              177,500     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
APPLERA CORP                      COM CE GEN GRP 038020202    9,481   865,060           SOLE              865,060     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AUTOLIV INC                       COM            052800109   33,743   742,900           SOLE              742,900     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BAXTER INTL INC                   COM            071813109   39,751 1,055,792           SOLE            1,055,792     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BISYS GROUP INC                   COM            055472104   31,457 2,245,300           SOLE            2,245,300     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CABOT CORP                        COM            127055101   10,590   295,800           SOLE              295,800     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CENTEX CORP                       COM            152312104   25,908   362,400           SOLE              362,400     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
COMMERCIAL METALS CO              COM            201723103    7,512   200,100           SOLE              200,100     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DIRECTV GROUP INC                 COM            25459L106   15,454 1,094,507           SOLE            1,094,507     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DOBSON COMMUNICATIONS CORP        CLA            256069105    9,242 1,232,200           SOLE            1,232,200     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DST SYS INC DEL                   COM            233326107   55,393   924,598           SOLE              924,598     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FLOWSERVE CORP                    COM            34354P105   42,598 1,076,800           SOLE            1,076,800     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GAMESTOP CORP NEW                 CL B           36467W208   11,612   401,800           SOLE              401,800     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GARTNER INC                       COM            366651107   33,878 2,626,200           SOLE            2,626,200     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
HASBRO INC                        COM            418056107    6,698   331,900           SOLE              331,900     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
HEALTHSOUTH CORP                  COM            421924101    9,836 2,007,400           SOLE            2,007,400     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
IAC INTERACTIVECORP               COM NEW        44919P300   27,390   967,504           SOLE              967,504     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
INTERNET CAP GROUP INC            COM NEW        46059C205    3,905   475,000           SOLE              475,000     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
JARDEN CORP                       COM            471109108   18,826   624,399           SOLE              624,399     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
KANSAS CITY SOUTHERN              COM NEW        485170302   15,858   649,100           SOLE              649,100     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LEAP WIRELESS INTL INC            COM NEW        521863308   23,398   617,700           SOLE              617,700     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MTTAL STEEL CO N V                NY REG SH CL A 60684P101   14,866   564,600           SOLE              564,600     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MONEYGRAM INTL INC                COM            60935Y109   19,831   760,400           SOLE              760,400     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MORGAN STANLEY                    COM NEW        617446448   24,393   429,900           SOLE              429,900     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NINTENDO CO LTD                   ORDINARY INTL  6639550     31,449   260,200           SOLE              260,200     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PALL CORP                         COM            696429307   17,580   654,500           SOLE              654,500     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PLANETOUT INC                     COM            727058109    6,181   712,097           SOLE              712,097     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PRICELINE COM INC                 COM NEW        741503403   15,390   689,500           SOLE              689,500     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
RYLAND GROUP INC                  COM            783764103   10,105   140,100           SOLE              140,100     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SEARS HLDGS CORP                  COM            812350106   28,825   249,500           SOLE              249,500     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SHIRE PLC                         SPONSORED ADR  82481R106   38,954 1,004,226           SOLE            1,004,226     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SPRINT NEXTEL CORP                COM FON        852061100   14,242   609,690           SOLE              609,690     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
THERAVANCE INC                    COM            88338T104    5,101   226,515           SOLE              226,515     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TREEHOUSE FOODS INC               COM            89469A104   10,328   551,700           SOLE              551,700     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TYCO INTL LTD NEW                 COM            902124106   64,136 2,222,298           SOLE            2,222,298     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
UNITED STATES STL CORP NEW        COM            912909108   35,158   731,400           SOLE              731,400     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GRACE W R & CO DEL NEW            COM            38388F108    2,386   253,800           SOLE              253,800     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
YAHOO INC                         COM            984332106   15,057   384,300           SOLE              384,300     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
